Summary of Significant Accounting Policies - Additional Information (Detail) - Exchange_Rate		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 29, 2017
Disclosure of initial application of standards or interpretations [Abstract]
Convenience translation into U.S. Dollars, rate of USD1.00					29.64
Income tax rate on undistributed earnings	5.00%	10.00%	10.00%	10.00%